ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable		$ 0.2
Disposal groups classified as held for sale
Assets and Liabilities Classified As Held For Sale [Line Items]
Ownership interest	50.00%
Consortium
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable		$ 0.6